INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of interests in other entities [Abstract]
Investments in non-consolidated companies, beginning balance	$ 751,475	$ 471,306
Equity in earnings of non-consolidated companies	37,114	400,732
Other comprehensive income	48,475	(38,441)
Dividends from non-consolidated companies	(15,493)	(82,122)
Investments in non-consolidated companies, ending balance	$ 821,571	$ 751,475